Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO Named Executive Officers	Average Compensation Actually Paid to non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss Attributable to Qualigen AIxCrypto Holdings, Inc. (millions)
2024	$504,183	504,183	46,153	46,153	(5.2)	(6.34)
2023	$632,698	$612,865	$514,321	$488,856	$1.83	$(13.4)
2022	728,454	262,274	473,826	121,235	4.29	(18.6)

PEO Total Compensation Amount	$ 504,183	$ 632,698	$ 728,454
PEO Actually Paid Compensation Amount	$ 504,183	612,865	262,274
Adjustment To PEO Compensation, Footnote [Text Block]

	SCT Total	Stock awards deducted from SCT	Increase for fair value of awards granted during the year that remain unvested as of year end	Decrease in fair value from prior year-end to current year-end for awards granted in prior years and unvested as of year end	Decrease in fair value from prior year-end to current year vesting date for awards granted in prior years	Total CAP
	(A)	(B)	(C )	(D)	(E )	A-B+C+D+E
PEO
2024	504,183					504,183
2023	$632,698	$-	$-	$(13,650)	$(6,183)	$612,865
2022	728,454	(145,274)	31,387	(218,695)	(133,598)	262,274

Average Non-PEO NEO
2024	46,153					46,153
2023	$514,321	$-	$-	$(23,708)	$(1,757)	$488,856
2022	473,826	(44,936)	9,709	(218,541)	(98,823)	121,235

Non-PEO NEO Average Total Compensation Amount	$ 46,153	514,321	473,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 46,153	488,856	121,235
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Stockholder Return

Compensation actually paid to our PEO increased from $262,274 in 2022 to $612,865 in 2023, and decreased to $504,183 in 2024. Average compensation actually paid to our named executive officers other than our PEO increased from $121,235 in 2022 to $488,856 in 2023, and decreased to $46,154 in 2024. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2021 decreased by $38.21 to $4.29 during 2022, further decreased by $2.46 during 2023, and further decreased by $22.23 during 2024.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

Compensation actually paid to our PEO increased from $262,274 in 2022 to $612,865 in 2023, and decreased to $504,183 in 2024. Average compensation actually paid to our named executive officers other than our PEO increased from $121,235 in 2022 to $488,856 in 2023, and decreased to $46,154 in 2024. Over the same period, our net loss increased by $5,223,331 during 2023 (from a net loss in 2022 of $18,640,543 to a net loss in 2023 of $13,417,212), and decreased by $7,070,417 during 2024 (from a net loss in 2023 of $13,417,212 to a net loss in 2024 of $6,346,795).

Total Shareholder Return Amount	$ (5.2)	1.83	4.29
Net Income (Loss) Attributable to Parent	$ (6,340,000)	$ (13,400,000)	$ (18,600,000)
PEO Name	Michael Poirier	Michael Poirier	Michael Poirier
Stock Awards Deducted from SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (145,274)
Stock Awards Deducted from SCT [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(44,936)
Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			31,387
Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,709
Decrease in Fair Value from Prior Year End to Current Year End for Awards Granted in Prior Years and Unvested as of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,650)	(218,695)
Decrease in Fair Value from Prior Year End to Current Year End for Awards Granted in Prior Years and Unvested as of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(23,708)	(218,541)
Decrease in Fair Value from Prior Year End to Current Year Vesting Date for Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,183)	(133,598)
Decrease in Fair Value from Prior Year End to Current Year Vesting Date for Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,757)	$ (98,823)